Notes Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Notes Payable

Prior to the Business Combination, Open Lending, LLC was party to a credit agreement which provided for $12.5 million in aggregate principal amount of promissory note (“the Note”). The Note was repaid in full in March of 2020 with proceeds of a Term Loan funded through our Credit Agreement described below.

The Company is the borrower under that certain Credit Agreement, dated as of March 11, 2020, among Open Lending, LLC, UBS AG, Stamford Branch, as administrative agent, the lenders from time to time party thereto and the other parties thereto, as amended, the Credit Agreement. Pursuant to the Credit Agreement, the lenders thereto funded a term loan (“Term Loan”) in a principal amount of $170.0 million, which was used primarily to fund a non-liquidation distribution to its unitholders, repay the Note and provide cash reserves. The obligations of Open Lending under the Credit Agreement are guaranteed by all of its subsidiaries and secured by substantially all of the assets of Open Lending and its subsidiaries, in each case, subject to certain customary exceptions. The current maturity date for the Credit Agreement is March 2027. The term loan bears interest at a rate of LIBOR plus 6.50% (subject to a LIBOR floor of 1%) or the base rate plus 5.50%. For the year ended December 31, 2020, the stated interest rate was 7.50%. The Credit Agreement contains a maximum total net leverage ratio financial covenant that is tested quarterly and is calculated based on the ratio of the Company’s Adjusted EBITDA (as defined in the Credit Agreement) to funded indebtedness. The maximum total net leverage ratio begins at 4.75 to 1.0 and then gradually decreases from year-to-year down to 2.5 to 1.0 on or after June 30, 2026.

On December 7, 2020, Open Lending, LLC entered into the Second Amendment of the Credit Agreement (the “Second Amendment”) which permits a one-time restricted payment in an amount not to exceed $37.5 million on or prior to January 31, 2021, subject to customary conditions.

The annual effective interest rate of the Term Loan after giving effect to the amortization of financing costs is 8.9%.

The Company’s outstanding Notes Payable consists of the following:

	At December 31,
	2020	2019
	(in thousands)
Note payable	$—	$3,334
Term loan	166,813	—
Less: debt issuance costs	(9,066)	(21)
Less: current portion of notes payable	(4,888)	(2,484)

Non-current notes payable, net of debt issuance costs	$152,859	$829

Future Principal Payments of Debt

The future scheduled principal payments of debt as of December 31, 2020 were as follows:

Principal Payments
(in thousands)
2021	$4,888
2022	5,100
2023	7,650
2024	8,500
2025	8,500
Thereafter	132,175

Total	$166,813

As of December 31, 2020 and for each period presented, we were in compliance with all debt covenants.